BORROWINGS - Type of short-term (Details) - CNY (¥) ¥ in Thousands		Dec. 31, 2023		Dec. 31, 2022
BORROWINGS
Short-term borrowings		¥ 13,583,774	[1]	¥ 12,419,170
Credit Loans
BORROWINGS
Short-term borrowings	[2]	953,833
Letter of Credit
BORROWINGS
Short-term borrowings	[2]	1,804,165
Other borrowings
BORROWINGS
Short-term borrowings		1,495,840
Guaranteed by JinkoSolar Holding
BORROWINGS
Short-term borrowings	[3]	4,685,506
Guaranteed by Jinkosolar Holding and Shareholders of the Group
BORROWINGS
Short-term borrowings	[4]	1,850,834
Guaranteed by Jiangxi Jinko and certain shareholders of the Group
BORROWINGS
Short-term borrowings	[3]	494,645
Guaranteed by Zhejiang Jinko and Chuxiong Jinko
BORROWINGS
Short-term borrowings		90,000
Guaranteed by Zhejiang Jinko
BORROWINGS
Short-term borrowings		597,700
Guaranteed by Agricultural Bank of China Shangrao Guangxin Branch
BORROWINGS
Short-term borrowings		12,000
Guaranteed by Shangrao Innovation Development Industry Investment Group Co., Ltd
BORROWINGS
Short-term borrowings	[3]	12,114
Guaranteed by Paker
BORROWINGS
Short-term borrowings		179,425
Guaranteed by China Export & Credit Insurance Corporation
BORROWINGS
Short-term borrowings		179,000
Financings associated with failed sale lease back transactions
BORROWINGS
Short-term borrowings	[5]	468,195
Guaranteed and collateralized on buildings, equipment and other assets of the Group and shareholders of the Group
BORROWINGS
Short-term borrowings		¥ 951,517

[1]	RMB175 million collateralized on certain inventories of the Group, RMB257 million collateralized on certain inventiories and account receivables of the Group, RMB160 million collateralized on the Group’s certain building and land use right, RMB359 million collateralized on the Group’s certain equipment.
[2]	As of December 31, 2023, the Group had short-term borrowings of RMB954 million credit loans, RMB1,804 million letter of credit loans and RMB1,496 million loan from government background companies. The remaining short-term borrowings of RMB9,330 million were either guaranteed by other parties and/or collateralized on the Group’s assets, detailed as following:
[3]	Borrowings of RMB4,686 million guaranteed by JinkoSolar Holding, RMB1,851 million guaranteed by Jiangxi Jinko, RMB495 million guaranteed by Jiangxi Jinko and Sichuan Jinko, RMB598 million guaranteed by Zhejiang Jinko, RMB90 million guaranteed by Zhejiang Jinko and Chuxiong Jinko, RMB12 million guaranteed by Shangrao Innovation Development Industry Investment Group Co., Ltd, and RMB179 million by Paker, respectively.
[4]	Borrowings of RMB4,686 million guaranteed by JinkoSolar Holding, RMB1,851 million guaranteed by Jiangxi Jinko, RMB495 million
[5]	As of December 31, 2023, the Group recorded financings associated with failed sale-lease back transactions with the amount of RMB1,222 million under long-term borrowings, and RMB468 million as current portion.